Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2017
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

17 Interest-bearing loans and borrowings

		Repayment	2017	2016	2015
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	152	94	189
Bank collateral			513	–	–
Finance leases			5	87	67
5.9% Callable bond	US dollars	2017	–	1,769	–
Floating rate notes	US dollars	2018	399	–	–
1.75% Callable bond	US dollars	2018	998	–	–
Other loans (Commercial paper)		Within one year	180	357	660
Total			2,247	2,307	916
Non-current liabilities
Finance leases			–	6	28
5.9% Callable bond	US dollars	2017	–	–	1,796
Floating rate notes	US dollars	2018	–	399	399
1.75% Callable bond	US dollars	2018	–	998	997
1.95% Callable bond	US dollars	2019	999	998	997
2.375% Callable bond	US dollars	2020	1,591	1,589	1,586
0.875% Non-callable bond	euros	2021	890	782	812
0.25% Callable bond	euros	2021	594	522	–
Floating rate notes	US dollars	2022	249	–	–
2.375% Callable bond	US dollars	2022	992	–	–
7% Guaranteed debentures	US dollars	2023	347	350	355
0.75% Callable bond	euros	2024	1,067	937	–
3.375% Callable bond	US dollars	2025	1,978	1,976	1,971
3.125% Callable bond	US dollars	2027	742	–	–
1.25% Callable bond	euros	2028	941	827	–
5.75% Non-callable bond	pounds sterling	2031	468	426	515
6.45% Callable bond	US dollars	2037	2,720	2,719	2,719
4% Callable bond	US dollars	2042	987	986	986
4.375% Callable bond	US dollars	2045	979	979	976
Other loans			16	7	–
Total			15,560	14,501	14,137

All loans and borrowings above are unsecured, except for finance leases which are secured against the Information Technology assets to which they relate (see Note 7).

	Current	Non-current
	loans and	loans and
	borrowings	borrowings	Total
	$m	$m	$m
At 31 December 2016	2,307	14,501	16,808
Changes from financing cash flows
Repayment of obligations under finance leases	(14)	–	(14)
Issue of loans	–	1,988	1,988
Repayment of loans	(1,750)	–	(1,750)
Movement in short-term borrowings	336	–	336
Total changes in liabilities arising on financing activities	(1,428)	1,988	560
Movement in overdrafts	58	–	58
Transfers	1,394	(1,394)	–
Exchange and other movements	(84)	465	381
At 31 December 2017	2,247	15,560	17,807

Set out below is a comparison by category of carrying values and fair values of all the Group’s interest-bearing loans and borrowings:

	Instruments in a		Instruments		Instruments				Total
	fair value hedge		designated		designated in		Amortised		carrying	Fair
	relationship	[1]	at fair value	[2]	cash flow hedge	[3]	cost	[4]	value	value
	$m		$m		$m		$m		$m	$m
2015
Overdrafts	–		–		–		189		189	189
Finance leases due within one year	–		–		–		67		67	67
Finance leases due after more than one year	–		–		–		28		28	28
Loans due within one year	–		–		–		660		660	660
Loans due after more than one year	1,398		355		–		12,356		14,109	15,132
Total at 31 December 2015	1,398		355		–		13,300		15,053	16,076
2016
Overdrafts	–		–		–		94		94	94
Finance leases due within one year	–		–		–		87		87	87
Finance leases due after more than one year	–		–		–		6		6	6
Loans due within one year	770		–		–		1,356		2,126	2,161
Loans due after more than one year	598		350		2,286		11,261		14,495	15,826
Total at 31 December 2016	1,368		350		2,286		12,804		16,808	18,174
2017
Overdrafts	–		–		–		152		152	152
Finance leases due within one year	–		–		–		5		5	5
Loans due within one year	596		–		–		1,494		2,090	2,092
Loans due after more than one year	304		347		2,602		12,307		15,560	17,031
Total at 31 December 2017	900		347		2,602		13,958		17,807	19,280
[1]

Instruments designated as hedged items in fair value hedge relationships with respect to interest rate risk include a designated portion of the US dollar 5.9% Callable bond repaid in 2017, and a portion of the US dollar 1.75% Callable bond repayable in 2018.

[2]	Instruments designated at fair value through profit or loss include the US dollar 7% guaranteed debentures repayable in 2023.
[3]	Instruments designated in a cash flow hedge include the euro 0.25%, euro 0.75% and euro 1.25% Callable bonds repayable in 2021, 2024 and 2028 respectively.
[4]

Included within borrowings held at amortised cost are amounts designated as hedges of net investments in foreign operations of $1,054m (2016: $1,208m; 2015: $1,327m) held at amortised cost. The fair value of these borrowings was $1,206m at 31 December 2017 (2016: $1,400m; 2015: $1,516m).

The fair value of fixed-rate publicly traded debt is based on year end quoted market prices; the fair value of floating rate debt is nominal value, as mark to market differences would be minimal given the frequency of resets. The carrying value of loans designated at fair value through profit or loss is the fair value; this falls within the Level 1 valuation method as defined in Note 11. For loans designated in a fair value hedge relationship, carrying value is initially measured at fair value and remeasured for fair value changes in respect of the hedged risk at each reporting date. All other loans are held at amortised cost. Fair values, as disclosed in the table above, are all determined using the Level 1 valuation method as defined in Note 11, with the exception of overdrafts and finance leases, where fair value approximates to carrying values.

A loss of $9m was made during the year on the fair value of bonds designated at fair value through profit or loss, due to decreased credit risk. A gain of $27m has been made on these bonds since designation due to increased credit risk. Under IFRS 9 the Group records the effect of the losses and gains, arising from own credit risk, on the fair value of bonds designated at fair value through profit or loss in Other comprehensive income. Changes in credit risk had no material effect on any other financial assets and liabilities recognised at fair value in the Group Financial Statements. The change in fair value attributable to changes in credit risk is calculated as the change in fair value not attributable to market risk. The amount payable at maturity on bonds designated at fair value through profit or loss is $282m.

The interest rates used to discount future cash flows for fair value adjustments, where applicable, are based on market swap curves at the reporting date, and were as follows:

	2017			2016			2015
Loans and borrowings	1.9%	to	2.2%	1.5%	to	2.2%	1.2%	to	2.1%